Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share

	For the six month period ended

	June 30, 2025	June 30, 2024

Result for the period (in USD)	51,766,350	679,620,307
Weighted average number of ordinary shares	194,216,835	197,886,375
Basic earnings per share (in USD)	0.27	3.43

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2025	220,024,713	25,807,878	194,216,835	194,216,835
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at June 30, 2025	220,024,713	25,807,878	194,216,835	194,216,835

The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2025	June 30, 2024
Weighted average of ordinary shares outstanding (basic)	194,216,835	197,886,375
Effect of share-based payment arrangements	—	—
Weighted average number of ordinary shares (diluted)	194,216,835	197,886,375